Accounts Receivable, Net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts And Notes Receivable Net [Abstract]
Accounts receivable	$ 3,999	$ 13,327
Less: Provision for doubtful receivables	0	(49)	$ (613)	$ (458)
Accounts receivable, net	$ 3,999	$ 13,278